Other non-current liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Reservoir Holdings Inc And Subsidiaries
Schedule of Other non-current liabilities consist primarily of obligations related to certain asset purchases and acquisitions

At March 31, 2021, the Company’s other non-current liabilities, which consist primarily of obligations related to certain asset purchases and acquisitions that are due more than a year in the future, are as follows:

$
2023	5,738,348
2024	213,783
2025	213,783
2026 and later	574,057
6,739,971